Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Actual and required capital amounts and ratios

The Company’s and the Bank’s actual capital amounts and ratios as of December 31, 2013 and 2012 are presented in the following table.

	Actual		Minimum Capital Requirements		Minimum to be Well Capitalized Under Action Provisions
(in thousands except for %)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2013
Total Risk-Based Capital:
Consolidated	$138,958	14.71%	$75,594	8.00%	N/A	N/A
Bank	$139,234	14.76%	$75,462	8.00%	$94,328	10.00%

Tier 1 Capital:
Consolidated	$128,603	13.61%	$37,797	4.00%	N/A	N/A
Bank	$128,879	13.66%	$37,731	4.00%	$56,597	6.00%

Tier 1 Leverage Capital:
Consolidated	$128,603	9.14%	$56,307	4.00%	N/A	N/A
Bank	$128,879	9.17%	$56,236	4.00%	$70,295	5.00%

December 31, 2012
Total Risk-Based Capital:
Consolidated	$134,229	15.31%	$70,133	8.00%	N/A	N/A
Bank	$135,590	15.47%	$70,095	8.00%	$87,619	10.00%

Tier 1 Capital:
Consolidated	$123,877	14.13%	$35,066	4.00%	N/A	N/A
Bank	$125,238	14.29%	$35,048	4.00%	$52,571	6.00%

Tier 1 Leverage Capital:
Consolidated	$123,877	9.24%	$53,649	4.00%	N/A	N/A
Bank	$125,238	9.34%	$53,644	4.00%	$67,055	5.00%